INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,099,404	$ 2,121,374
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases	34,394	34,622
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 32,443	$ 31,211